Redeemable non-controlling interests - Narrative (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Oct. 31, 2021 CNY (¥)	Oct. 31, 2021 USD ($)	Aug. 31, 2021
Redeemable non-controlling interests.
Equity interests to be transferred (as a percent)	60.00%	60.00%
Derivative liabilities	¥ 364,758	$ 52,885
Shanghai Morefun Information Technology Co., Ltd.("Morefun")
Redeemable non-controlling interests.
Equity interests to be transferred (as a percent)					51.00%
Shanghai Morefun Information Technology Co., Ltd.("Morefun") | CJ O Shopping [Member]
Redeemable non-controlling interests.
Equity interests to be transferred (as a percent)					22.00%
Cainiao [Member]
Redeemable non-controlling interests.
Equity interests to be transferred (as a percent)			30.00%	30.00%
Total consideration			¥ 1,392,500	$ 217,900
Derivative liabilities	¥ 364,800